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                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                 AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                       Supplement dated December 29, 2000
                       to the Prospectus dated May 1, 2000
         as supplemented June 21, 2000, June 29, 2000 and July 17, 2000

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. AGGRESSIVE GROWTH FUND" section on page 22 of the Prospectus:

o "Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities."

    The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. CAPITAL APPRECIATION FUND" section on page 23 of the Prospectus:

o "David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

o Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

o Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."